Tax	6 Months Ended
Jun. 30, 2019
Tax
Tax

4. Tax

The tax charge for H119 was £260m (H118: £294m), representing an effective tax rate of 15.1% (H118: 40.6%). The effective tax rate for H119 was substantially lower than H118, primarily due to charges for litigation and conduct in H118 which were non-deductible for tax purposes. From 2019, a change in accounting standards has required tax relief on payments made under AT1 instruments, which in prior periods was recognised in retained earnings, to be recognised in the income statement. Excluding this accounting change, the Barclays Bank Group’s effective tax rate would have been 19.5%.

	Assets		Liabilities
	As at	As at	As at	As at
	30.06.19	31.12.18	30.06.19	31.12.18
Current and deferred tax assets and liabilities	£m	£m	£m	£m
Current tax	2,041	1,713	(613)	(621)
Deferred tax	2,677	2,970	(332)	-
Total	4,718	4,683	(945)	(621)

	As at	As at
	30.06.19	31.12.18
Deferred tax assets and liabilitites	£m	£m
USA	2,293	2,541
UK	-	3
Other	384	426
Deferred tax assets	2,677	2,970
Deferred tax liabilities - UK	(332)	-

Analysis of deferred tax assets
Temporary differences	2,289	2,441
Tax losses	388	529
Deferred tax assets	2,677	2,970